SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENT

Note 17 — SUBSEQUENT EVENT

On January 13, 2016, the Company signed a consulting agreement with Weitian Group LLC (“Weitian”), to engage Weitian to provide certain consulting services. The agreement terminated on March 12, 2018. Pursuant to the agreement, the Company was required to pay Weitian $58,500 (the “Service Fee”). On March 15, 2018, the Company and Weitian signed a settlement agreement, pursuant to which the Company issued 31,452 unregistered Class A common shares to Weitian to settle the Service Fee in March 13, 2018.

On December 26, 2017, the Company signed a consulting agreement with Real Miracle Investments Ltd. (“Miracle”), to engage Miracle as its consultant to provide professional services related to the Company’s business strategies, marketing development, business operations, and merge and acquisitions, etc. As of December 31, 2017, the consulting service was not performed. The agreement has a term for one year. Pursuant to the agreement, the Company shall pay total of 100,000 shares of the Company’s common stocks as the compensation of the services within 90 days after signing of the agreement. The Company issued 100,000 unregistered Class A common shares to Miracle in March 12, 2018

On March 10, 2018, the Company entered into a share acquisition agreement (the “Agreement”) with the sole shareholder of Xuzhou Weijia Bio-Tech Co., Ltd. (“Weijia Bio-Tech”) and Weijia Bio-Tech to acquire 49% of the equity in Weijia Bio-Tech. Pursuant to the terms of the Agreement, the signing parties agreed that the value of Weijia Bio-Tech is RMB 37.1 million and 49% of the equity interest is RMB 18.18 million. As consideration to acquire Weijia Bio-Tech’s 49% equity interest, Hebron is obligated to issue 1,442,778 unregistered Class A common shares (based on an agreed value of $2.00 per share) to the individuals designated by the selling shareholder of Weijia Bio-Tech within 20 business days after signing the Agreement. On April 17, 2018, the parties signed an addendum to extend 20 business days to 40 business days. In addition to being unregistered, 448,000 Class A common shares will be restricted for one year and 100,000 Class A common shares will be restricted for six months, pursuant to the terms of a lock-up, which prohibits the sale, gift, pledge or other transfer or assignment during this period. Effective as of April 9, 2018, the Company issued 1,442,778 unregistered Class A common shares pursuant to the Agreement. On or about April 11, 2018, the Company completed the process of acquiring 49% of the equity in Weijia Bio-Tech.